Subsequent Event - Additional Information (Detail) - Weekend Health, Inc. $ / shares in Units, $ in Thousands	Mar. 04, 2023 USD ($) $ / shares
Subsequent Event [Line Items]
Business acquisition, purchase price	$ 132,000
Business acquisition, purchase price at closing	100,000
Business acquisition, cash payment	65,000
Cash Paid on First Anniversary of Closing
Subsequent Event [Line Items]
Business acquisition, cash payment	16,000
Cash Paid on Second Anniversary of Closing
Subsequent Event [Line Items]
Business acquisition, cash payment	16,000
Common Stock
Subsequent Event [Line Items]
Newly issued shares of common stock	$ 35,000
Common stock price per share | $ / shares	$ 4.34
Minimum
Subsequent Event [Line Items]
Cash	$ 26,000